Long-Term Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt
(6) Long-Term Debt

(in millions)	December 31, 2018	December 31, 2017

CVR Partners:
9.25% Senior Secured Notes due June 2023 (a)	$645	$645
6.50% Senior Notes due April 2021	2	2
Unamortized discount and debt issuance costs	(18)	(22)
Total CVR Partners Debt	$629	$625

CVR Refining:
6.50% Senior Notes due November 2022 (b)	$500	$500
Capital lease obligations	44	45
Unamortized debt issuance cost	(3)	(4)
Current portion of capital lease obligations	(3)	(2)
Total CVR Refining Debt	$538	$539

Total Long-Term Debt	$1,167	$1,164

(a)	This debt was issued at a $16 million discount which is being amortized, as interest expense, over the remaining term of the debt. Debt issuance costs associated with this debt totaled $9 million.

(b)
Debt issuance costs associated with this debt totaled $9 million. On January 29, 2019, the 2022 Senior Notes were amended such that CVR Refining was replaced by CVR Energy Inc. as the primary guarantor, on a senior unsecured basis, of the 2022 Senior Notes. The CVR Energy Inc. guarantee is full and unconditional and joint and several. See Note 15 ("Guarantor Financial Information") for further discussion and implications of this change to guarantor.

Credit Facilities

(in millions)	Total Capacity	Amount Borrowed as of December 31, 2018	Outstanding Letters of Credit	Available Capacity as of December 31, 2018	Maturity Date

Amended and Restated Asset Based (ABL) Credit Facility (c)	$400	$—	$6	$394	November 14, 2022
Asset Based (ABL) Credit Facility (d)	50	—	—	50	September 30, 2021

(c)
Loans under the Amended and Restated ABL Credit Facility initially bear interest at an annual rate equal to (i) 1.50% plus LIBOR or (ii) 0.50% plus a base rate, subject to quarterly excess availability.

(d)
Loans under the ABL Credit Facility initially bear interest at an annual rate equal to (i) 2.00% plus LIBOR or (ii) 1.00% plus a base rate, subject to a 0.50% step-down based on the previous quarter’s excess availability.

Included in other current liabilities on the Consolidated Balance Sheets is accrued interest payable totaling approximately $8 million for both December 31, 2018 and 2017, $5 million relates to the 2022 Notes and $3 million relates to the 2023 Notes.

The Company is in compliance with all covenants of the ABL credit facilities and the senior notes as of December 31, 2018.

Amended and Restated Asset Based (ABL) Credit Facility

On November 14, 2017, CRLLC, CVR Refining, its wholly-owned subsidiary, CVR Refining, LLC (“Refining LLC”) and each of the operating subsidiaries of Refining LLC (collectively, the “Credit Parties”) entered into Amendment No. 1 to the Amended and Restated ABL Credit Agreement (the “Amendment”) with a group of lenders and Wells Fargo Bank, National Association (“Wells Fargo”), as administrative agent and collateral agent. The Amended and Restated ABL Credit Facility is a $400 million asset-based revolving credit facility, with sub-limits for letters of credit and swingline loans of $60 million and $40 million, respectively. The Amended and Restated ABL Credit Facility also includes a $200 million uncommitted incremental facility.

Asset Based (ABL) Credit Facility

On September 30, 2016, CVR Partners entered into a senior secured asset based revolving credit facility (the “ABL Credit Facility”) with a group of lenders and UBS AG (“UBS”), as administrative agent and collateral agent. The ABL Credit Facility has an aggregate principal amount of availability of up to $50 million with an incremental facility, which permits an increase in borrowings of up to $25 million in the aggregate subject to additional lender commitments and certain other conditions. The ABL Credit Facility is scheduled to mature on September 30, 2021.

Credit Agreement

On January 29, 2019, the Company entered into a credit agreement (the “Credit Agreement”) with Jefferies Finance LLC to provide a term loan credit facility with a maturity date of March 10, 2019. The borrowings under the Credit Agreement of $105 million were used to fund a portion of the CVRR Unit Purchase. All amounts were repaid on February 11, 2019.

Capital Lease Obligations

CVR Refining maintains three significant leases, accounted for as a capital lease, which include a pipeline lease, a storage and terminal equipment lease and a bundled truck lease. These leases range in expiry from 44 months to 130 months. As of December 31, 2018, the outstanding obligation associated with these arrangements totaled approximately $44 million.

Future payments required under these capital lease at December 31, 2018 are as follows:

Year Ending December 31,	Capital Lease
(in millions)
2019 - 2023 (annually $7 million)	$35
Thereafter	37
Total future payments	72
Less: amount representing interest	28
Present value of future minimum payments	44
Less: current portion	3
Long-term portion	$41